Stock-Based Compensation Plans (Tables)	6 Months Ended
Jul. 31, 2026
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025
Cost of revenues	632	375	1,124	692
Sales and marketing	2,542	1,487	4,764	2,867
Research and development	1,198	679	2,142	1,219
General and administrative	3,400	1,912	6,739	4,041
Effect on net income	7,772	4,453	14,769	8,819

Schedule of weighted-average assumptions

	Six Months Ended
	July 31,	July 31,
	2026	2025

Expected dividend yield (%)	—	—
Expected volatility (%)	29.3	28.3
Risk-free rate (%)	3.1	2.8
Expected option life (years)	5	5

Schedule of stock option activity

			Weighted-	Aggregate
	Number of	Weighted-	Average	Intrinsic
	Stock	Average	Remaining	Value
	Options	Exercise	Contractual	(in
	Outstanding	Price	Life (years)	millions)
Balance at January 31, 2026	1,555,101	$73.19	4.0	$15.3
Granted	778,487	$68.33	—	—
Exercised	(102,170)	$37.47	—	—
Forfeited	(12,392)	$73.75	—	—
Expired	(3,413)	$86.16	—	—
Balance at July 31, 2026	2,215,613	$73.44	4.7	$19.2

Vested or expected to vest at July 31, 2026	2,215,613	$73.44	4.7	$19.2

Exercisable at July 31, 2026	985,658	$67.76	2.9	$12.9

Schedule of performance share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	PSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2026	1,012,268	$69.58	4.4	$73.9
Granted	149,664	$101.51	—	—
Performance units issued	20,688	$103.33	—	—
Exercised	(100,242)	$12.09	—	—
Balance at July 31, 2026	1,082,378	$69.36	5.2	$82.3

Vested or expected to vest at July 31, 2026	1,082,378	$69.36	5.2	$82.3

Exercisable at July 31, 2026	762,185	$52.62	3.7	$58.0

Schedule of restricted share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2026	473,999	$56.92	5.0	$34.6
Granted	96,884	$68.11	—	—
Exercised	(38,456)	$17.91	—	—
Balance at July 31, 2026	532,427	$62.10	5.8	$40.5

Vested or expected to vest at July 31, 2026	532,427	$62.10	5.8	$40.5

Exercisable at July 31, 2026	377,633	$55.08	4.4	$28.7

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2026	12,957	1.7
Granted	15,394	—
Vested and settled in cash	(4,111)	—
Balance at July 31, 2026	24,240	2.3

Non-vested at July 31, 2026	24,240	2.3